Net Other Non-operating Income and Expenses_Details Of Other Nonoperating Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Other non-operating income
Gain on disposal in property and equipment	₩ 34,238				₩ 10,867	₩ 669
Rent received	55,321				32,254	15,847
Gains on bargain purchase	0	[1]	$ 0	[1]	122,986	628,614
Gain on sales of disposal group held for sale	118,716				22,371	0
Others	37,122				72,248	100,409
Sub-total	245,397				260,726	745,539
Other non-operating expenses
Loss on disposal in property and equipment	6,131				2,500	1,835
Donation	130,249				54,419	37,705
Restoration Cost	4,386				3,465	2,255
Management cost for special bonds	3,338				3,279	2,024
Loss on sales of disposal group held for sale	0				45,764	0
Impairment loss on disposition of disposal group held for sale	0				7,198	0
Impairment loss for goodwill	0				1,202	0
Others	91,502				104,023	30,851
Sub-total	235,606				221,850	74,670
Net other non-operating income	₩ 9,791	[2]	$ 8,798	[2]	₩ 38,876	₩ 670,869

[1]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.